Income Tax Benefit/Expense (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Benefit/Expense [Abstract]
Schedule of Income Tax Benefit/Expense
	December 31, 2023	December 31, 2024	December 31, 2025
	US$	US$	US$

Current income tax expense	-	40,902	647,318
Deferred tax	-	75,978	(4,085)
Over provision in prior year	(135,031)	(8,464)	(5,126)
Income tax (benefit)/expense	(135,031)	108,416	638,107

Schedule of Profit Before Income Tax Differs from Using Standard Rate of Income Tax

The tax on the Company’s profit before income tax differs from the theoretical amount that would arise using the Malaysia’s standard rate of income tax as follows

	December 31, 2023	December 31, 2024	December 31, 2025
	US$	US$	US$

Profit /(Loss) before income tax	7,102,486	7,685,243	(29,621,520)

Tax calculated at tax rate of 24%	1,704,597	1,844,458	(7,109,165)
Effects of:
- Non-taxable income	(2,975,662)	(2,837,492)	5,436,286
- Unutilised tax losses forfeited	-	-	-
- Unabsorbed tax losses	1,164,987	392,552	736,095
- Expenses not deductible for tax purposes	106,078	641,384	1,584,102
	-	40,902	647,318
Deferred tax	-	75,978	(4,085)
Over provision in prior year	(135,031)	(8,464)	(5,126)
	(135,031)	108,416	638,107